STOCKHOLDERS' DEFICIT (Details Textual) (USD $)	0 Months Ended	6 Months Ended				12 Months Ended
	Nov. 11, 2013	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	May 07, 2014
Stockholders Equity Note Description		Each unit was sold for $0.75 per unit and consisted of one share of common stock and an immediately vested five-year warrant to purchase one share of common stock at an exercise price of $0.75 per share.
Reclassification Of Warrants To Derivative Liability		$ 1,499,000		$ 0		$ 231,200	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.001	$ 0.75
Equity Financing Issuance Costs		55,150
Stock Issued During Period, Shares, Issued for Services		100,000
Stock Issued During Period, Value, Issued for Services		43,000
Proceeds From Issuance Of Common Stock And Warrants, Net		3,012,846	[1]	0	[1]	551,497	810,000
Common Stock, Shares Authorized		200,000,000				200,000,000	50,000,000	75,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001	$ 0.01	$ 0.001
Stock Issued During Period, Value, New Issues		3,012,846
Debt Conversion, Converted Instrument, Shares Issued	2,699,880
Debt Conversion, Converted Instrument, Amount	511,200
Convertible Debt, Fair Value Disclosures	309,890
Debt Conversion Converted Instrument Excess Shares Issued	770,283
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		4,090,661
Stock Issued During Period, Value, New Issues		4,091
Investor [Member]
Stock Issued During Period, Shares, New Issues		4,090,661				735,327	2,250,000
Share Price		$ 0.75
Proceeds from Issuance of Common Stock		3,067,996
Equity Financing Issuance Costs		55,150
Proceeds From Issuance Of Common Stock And Warrants, Net		3,012,846					810,000
Stock Issued During Period, Value, New Issues						$ 551,497
Investment Repurchase Agreement, Description of Investments Subject to Agreement						Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.

[1]	Net of $55,150 of issuance costs.